PROPERTY AND EQUIPMENT - 10K (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
Property and equipment consisted of the following at:

	December 31,
	2023	2022
Buildings and improvements	$372,554	$265,520
Leasehold improvements	58,958	47,238
Furniture, fixtures, and other	64,750	46,842
Construction in process	50,937	39,813
Land	55,593	36,357
Finance lease right-of-use assets	40,536	34,960
	643,328	470,730
Less: accumulated depreciation and amortization	(65,800)	(40,165)
Property and equipment, net	$577,528	$430,565
Property and equipment consisted of the following at:

	June 30, 2024	December 31, 2023
Buildings and improvements	$533,808	$372,554
Leasehold improvements	68,298	58,958
Furniture, fixtures, and other	80,229	64,750
Construction in process	53,589	50,937
Land	69,678	55,593
Finance lease right-of-use assets	40,536	40,536
	846,138	643,328
Less: accumulated depreciation and amortization	(82,234)	(65,800)
Property and equipment, net	$763,904	$577,528